Note 12 - Income Taxes (Detail) - The components of the provision for income taxes are as follows: (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Domestic	€ 15	€ 677	€ 317
Foreign	11	134	80
Total Current Provision	26	811	397
Domestic
Foreign
Total Deferred Provision
Total Tax Provision	€ 26	€ 811	€ 397